Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	3 Months Ended				6 Months Ended
	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	1,417,583	1,270,021	1,395,944	1,478,300	1,361,883
Number of Options Outstanding, Granted		305,710		316,580
Number of Options Outstanding, Exercised	(311,211)	(158,148)	(32,611)	(397,636)	(58,675)
Number of Options Outstanding, Forfeited	(4,740)		(1,450)	(1,300)	(33,187)
Number of Options Outstanding, Ending balance	1,101,632	1,417,583	1,361,883	1,395,944	1,270,021
Weighted Average Exercise Price, Beginning balance	$ 52.75	$ 48.47	$ 48.32	$ 41.37	$ 48.43
Weighted Average Exercise Price, Granted		59.79		59.41
Weighted Average Exercise Price, Exercised	36.79	33.2	35.77	31.17	42.36
Weighted Average Exercise Price, Forfeited	59.59		59.69	55.01	59.6
Weighted Average Exercise Price, Ending balance	$ 57.33	$ 52.75	$ 48.43	$ 48.32	$ 48.47